Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (23)	$ (26)	$ 148
Non-deductible and non-taxable permanent differences, net	(18)	8	(2)
Income (loss) on equity-method investments		(11)	(31)
Valuation allowance adjustments	1	26	(83)
Current year credits	44	53	60
Other tax and credits	(13)	8	(42)
Benefits from tax holidays	42	65	18
Net impact of changes to uncertain tax positions	8	(92)	(33)
Earnings of subsidiaries taxed at different rates	(20)	(8)	(72)
Income tax benefit (expense)	$ 21	$ 23	$ (37)